Financial risk management - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	May 31, 2019	Dec. 10, 2012
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	$ 805,000	$ 675,000
Percent increase in variable interest rate	1.00%
Increase (decrease) in net earnings on an annualized basis	$ 2,000,000
Maximum exposure to credit risk	$ 251,135,000
Payment for metal sales period description	Payment for metal sales is normally in advance or within fifteen days of shipment depending on the buyer.
Senior notes
Disclosure of risk management [line items]
Debt fixed interest rate	9.50%			6.125%
Notional amount				$ 600,000,000
Term loan
Disclosure of risk management [line items]
Notional amount	$ 200,000,000		$ 200,000,000